UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3455

North Carolina Capital Management Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2003

Item 1. Reports to Stockholders

The (logo graphic)

NORTH CAROLINA

Capital Management Trust

Cash Portfolio
Term Portfolio

Semiannual Report

December 31, 2003

NC-SANN-0204
1.540079.106

Contents

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Cash Portfolio:
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Term Portfolio:
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including the possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investments December 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (a) - 81.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Barclays U.S. Funding Corp.
1/5/04	1.03%	$ 68,025,000	$ 68,017,215
1/7/04	1.09	100,000,000	99,981,833
Bear Stearns Companies, Inc.
1/2/04	1.02	150,000,000	149,995,744
3/8/04	1.11	50,000,000	49,897,174
Cafco LLC
1/23/04	1.08	22,000,000	21,985,480
CIESCO LP
1/12/04	1.10	50,000,000	49,983,194
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/16/04	1.11	30,000,000	29,986,125
2/9/04	1.10	25,550,000	25,519,553
2/10/04	1.10	100,000,000	99,877,778
Citicorp
1/28/04	1.10	35,000,000	34,971,256
Citigroup Global Markets Holdings, Inc.
1/8/04	1.09	100,000,000	99,978,806
Clipper Receivables LLC
1/15/04	1.11	75,000,000	74,967,625
Corporate Receivables Corp.
2/3/04	1.10	40,000,000	39,959,667
Delaware Funding Corp.
1/22/04	1.05	14,600,000	14,591,057
Dexia Delaware LLC
1/8/04	1.04	15,900,000	15,896,785
Eagle Funding Capital Corp.
2/11/04	1.11	30,087,000	30,048,965
2/12/04	1.11	25,070,000	25,037,534
Edison Asset Securitization LLC
1/22/04	1.09	50,000,000	49,968,208
2/3/04	1.10	38,391,000	38,352,289
2/4/04	1.10	106,000,000	105,889,906
Emerald (MBNA Credit Card Master Note Trust)
1/15/04	1.12	25,000,000	24,989,111
2/5/04	1.12	15,000,000	14,983,667
2/10/04	1.10	19,250,000	19,226,472
2/12/04	1.12	26,400,000	26,365,504
3/3/04	1.10	18,498,000	18,462,957
3/11/04	1.10	40,000,000	39,914,444

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fairway Finance Corp.
1/5/04	1.04%	$ 43,210,000	$ 43,205,007
FCAR Owner Trust
2/3/04	1.11	5,000,000	4,994,913
2/12/04	1.11	100,000,000	99,870,500
3/3/04	1.12	25,000,000	24,951,778
3/8/04	1.12	20,000,000	19,958,311
3/11/04	1.11	45,000,000	44,902,875
Fleet Funding Corp.
2/18/04	1.10	13,849,000	13,828,688
General Electric Capital Corp.
2/17/04	1.14	30,000,000	29,955,742
3/3/04	1.15	50,000,000	49,901,833
7/7/04	1.26	50,000,000	49,673,611
7/8/04	1.26	50,000,000	49,671,875
General Electric Capital Services, Inc.
5/4/04	1.15	35,000,000	34,862,567
Giro Funding US Corp.
3/10/04	1.09	25,000,000	24,947,771
Goldman Sachs Group, Inc.
4/5/04	1.12	75,000,000	74,780,313
Govco, Inc.
3/5/04	1.10	15,000,000	14,970,667
Grampian Funding Ltd.
3/25/04	1.10	100,000,000	99,744,500
6/1/04	1.17	25,000,000	24,877,556
HBOS Treasury Services PLC
3/10/04	1.10	100,000,000	99,789,167
3/15/04	1.10	75,000,000	74,830,417
Household Finance Corp.
1/8/04	1.10	50,000,000	49,989,306
1/20/04	1.10	85,000,000	84,950,653
3/9/04	1.13	5,000,000	4,989,422
3/10/04	1.13	35,000,000	34,924,867
3/17/04	1.13	20,000,000	19,952,711
ING America Insurance Holdings, Inc.
1/14/04	1.08	50,000,000	49,980,500
J.P. Morgan Chase & Co.
2/12/04	1.10	100,000,000	99,871,667
Jupiter Securitization Corp.
2/2/04	1.07	30,000,000	29,971,467
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Market Street Funding Corp.
1/8/04	1.11%	$ 40,000,000	$ 39,991,367
Morgan Stanley
1/2/04	1.03 (b)	50,000,000	50,000,000
Motown Notes Program
1/12/04	1.11	46,000,000	45,984,398
1/13/04	1.11	5,000,000	4,998,150
1/14/04	1.11	80,000,000	79,967,933
1/16/04	1.11	59,400,000	59,372,528
New Center Asset Trust
1/29/04	1.09	50,000,000	49,957,611
Newcastle (Discover Card Master Trust)
1/12/04	1.11	17,945,000	17,938,914
1/22/04	1.11	25,000,000	24,983,813
2/10/04	1.12	5,000,000	4,993,778
2/13/04	1.12	25,000,000	24,966,556
2/17/04	1.11	40,000,000	39,942,033
2/18/04	1.10	60,000,000	59,912,000
Park Avenue Receivables Corp.
1/21/04	1.06	14,500,000	14,491,461
Park Granada LLC
1/14/04	1.13	29,697,000	29,684,882
1/16/04	1.12	21,000,000	20,990,200
1/30/04	1.12	30,000,000	29,972,933
2/12/04	1.14	25,000,000	24,966,750
Societe Generale NA
3/2/04	1.09	50,000,000	49,908,076
Transamerica Finance Corp.
1/9/04	1.10	23,500,000	23,494,256
Yorktown Capital LLC
1/5/04	1.10	40,000,000	39,995,111
1/20/04	1.09	100,000,000	99,942,472
TOTAL COMMERCIAL PAPER			3,359,652,255
Federal Agencies - 15.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 13.3%
Agency Coupons - 0.6%
3/15/04	1.11%	$ 24,100,000	$ 24,277,387
Discount Notes - 12.7%
1/21/04	1.09	24,000,000	23,985,533
1/21/04	1.16	25,000,000	24,984,028
2/23/04	1.09	83,525,000	83,390,843
2/25/04	1.09	17,175,000	17,146,373
2/25/04	1.15	50,000,000	49,912,917
3/17/04	1.13	25,000,000	24,940,625
3/24/04	1.06	100,000,000	99,756,764
5/12/04	1.16	18,000,000	17,924,100
5/19/04	1.15	25,000,000	24,889,958
6/10/04	1.21	15,000,000	14,919,500
6/14/04	1.21	120,000,000	119,340,000
7/1/04	1.26	10,000,000	9,936,806
11/12/04	1.50	10,797,000	10,656,735
			521,784,182
			546,061,569
Federal Home Loan Bank - 1.8%
Agency Coupons - 0.6%
9/24/04	1.44	25,000,000	25,000,000
Discount Notes - 1.2%
5/5/04	1.16	50,000,000	49,799,479
			74,799,479
Freddie Mac - 0.3%
Discount Notes - 0.3%
3/1/04	1.10	9,470,000	9,452,623
TOTAL FEDERAL AGENCIES			630,313,671
Repurchase Agreements - 2.7%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Treasury Obligations dated 12/31/03 due 1/2/04 At 0.85%)	$ 112,825,328	$ 112,820,000
TOTAL INVESTMENT PORTFOLIO - 100.0%		4,102,785,926
NET OTHER ASSETS - 0.0%		(1,076,450)
NET ASSETS - 100%		$ 4,101,709,476
Total Cost for Income Tax Purposes $ 4,102,785,926
Legend

(a) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $112,820,000) - See accompanying schedule		$ 4,102,785,926
Cash		327
Receivable for fund shares sold		1,187,724
Interest receivable		477,116
Receivable from investment adviser for expense reductions		18,328
Total assets		4,104,469,421

Liabilities
Payable for fund shares redeemed	$ 880,164
Distributions payable	454,189
Accrued management fee	747,857
Deferred trustees' compensation	677,735
Total liabilities		2,759,945

Net Assets		$ 4,101,709,476
Net Assets consist of:
Paid in capital		$ 4,101,761,871
Accumulated net realized gain (loss) on investments		(52,395)
Net Assets, for 4,101,441,893 shares outstanding		$ 4,101,709,476
Net Asset Value, offering price and redemption price per share ($4,101,709,476 ÷ 4,101,441,893 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2003 (Unaudited)

Investment Income
Interest		$ 22,483,534

Expenses
Management fee	$ 4,575,480
Non-interested trustees' compensation	105,868
Total expenses before reductions	4,681,348
Expense reductions	(107,525)	4,573,823
Net investment income		17,909,711
Net realized gain (loss) on investment securities		(65,812)
Net increase in net assets resulting from operations		$ 17,843,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2003 (Unaudited)	Year ended June 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,909,711	$ 54,355,532
Net realized gain (loss)	(65,812)	44,780
Net increase (decrease) in net assets resulting from operations	17,843,899	54,400,312
Distributions to shareholders from net investment income	(17,909,711)	(54,355,532)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,659,345,032	10,026,029,029
Reinvestment of distributions	15,093,094	47,488,241
Cost of shares redeemed	(4,597,936,124)	(9,995,370,202)
Net increase (decrease) in net assets and shares resulting from share transactions	76,502,002	78,147,068
Total increase (decrease) in net assets	76,436,190	78,191,848

Net Assets
Beginning of period	4,025,273,286	3,947,081,438
End of period	$ 4,101,709,476	$ 4,025,273,286

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2003	Years ended June 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.013	.024	.057	.056	.049
Distributions from net investment income	(.004)	(.013)	(.024)	(.057)	(.056)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.44%	1.32%	2.39%	5.90%	5.69%	5.05%
Ratios to Average Net Assets D
Expenses before expense reductions	.23% A	.24%	.24%	.24%	.32%	.32%
Expenses net of voluntary waivers, if any	.22% A	.23%	.23%	.24%	.32%	.32%
Expenses net of all reductions	.22% A	.23%	.23%	.24%	.32%	.32%
Net investment income	.88% A	1.29%	2.32%	5.62%	5.56%	4.92%
Supplemental Data
Net assets, end of period (in millions)	$ 4,102	$ 4,025	$ 3,947	$ 4,092	$ 2,859	$ 2,792

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Investments December 31, 2003 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 96.2%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 56.0%
Fannie Mae:
0% 9/17/04	$ 10,000,000	$ 9,916,540
0% 11/12/04	25,000,000	24,730,950
6.5% 8/15/04	5,000,000	5,162,185
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		39,809,675
U.S. Treasury Obligations - 40.2%
U.S. Treasury Notes:
1.875% 9/30/04	14,500,000	14,582,128
2.125% 8/31/04	3,000,000	3,020,508
5.875% 11/15/04	10,500,000	10,920,819
TOTAL U.S. TREASURY OBLIGATIONS		28,523,455
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $68,251,251)		68,333,130
Cash Equivalents - 3.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.85%, dated 12/31/03 due 1/2/04) (Cost $2,466,000)	$ 2,466,116	2,466,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $70,717,251)		70,799,130
NET OTHER ASSETS - 0.3%		225,834
NET ASSETS - 100%		$ 71,024,964
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $24,658,594 and $68,878,638, respectively.
Income Tax Information

At June 30, 2003, the fund had a capital loss carryforward of approximately $3,947,000 of which $846,000, $837,000, $1,663,000 and $601,000 will expire on June 30, 2006, 2007, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,466,000) (cost $ 70,717,251) - See accompanying schedule		$ 70,799,130
Cash		360
Interest receivable		290,133
Receivable from investment adviser for expense reductions		60
Total assets		71,089,683

Liabilities
Distributions payable	$ 26,026
Accrued management fee	15,669
Deferred trustees' compensation	23,024
Total liabilities		64,719

Net Assets		$ 71,024,964
Net Assets consist of:
Paid in capital		$ 74,776,679
Distributions in excess of net investment income		(182)
Accumulated undistributed net realized gain (loss) on investments		(3,833,412)
Net unrealized appreciation (depreciation) on investments		81,879
Net Assets, for 7,504,424 shares outstanding		$ 71,024,964
Net Asset Value, offering price and redemption price per share ($71,024,964 ÷ 7,504,424 shares)		$ 9.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2003 (Unaudited)

Investment Income
Interest		$ 517,731

Expenses
Management fee	$ 95,335
Non-interested trustees' compensation	1,976
Total expenses before reductions	97,311
Expense reductions	(682)	96,629
Net investment income (loss)		421,102
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		114,342
Change in net unrealized appreciation (depreciation) on investment securities		(203,576)
Net gain (loss)		(89,234)
Net increase (decrease) in net assets resulting from operations		$ 331,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2003 (Unaudited)	Year ended June 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 421,102	$ 1,233,968
Net realized gain (loss)	114,342	123,131
Change in net unrealized appreciation (depreciation)	(203,576)	106,045
Net increase (decrease) in net assets resulting from operations	331,868	1,463,144
Distributions to shareholders from net investment income	(412,524)	(1,472,048)
Share transactions Net proceeds from sales of shares	2,522,449	12,270,213
Reinvestment of distributions	240,781	978,269
Cost of shares redeemed	(5,194,841)	(11,143,597)
Net increase (decrease) in net assets resulting from share transactions	(2,431,611)	2,104,885
Total increase (decrease) in net assets	(2,512,267)	2,095,981

Net Assets
Beginning of period	73,537,231	71,441,250
End of period (including distributions in excess of net investment income of $182 and distributions in excess of net investment income of $8,760, respectively)	$ 71,024,964	$ 73,537,231
Other Information Shares
Sold	266,534	1,294,770
Issued in reinvestment of distributions	25,470	103,106
Redeemed	(549,268)	(1,173,891)
Net increase (decrease)	(257,264)	223,985

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2003	Years ended June 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 9.48	$ 9.35	$ 9.28	$ 9.35	$ 9.51
Income from Investment Operations
Net investment income (loss) D	.055	.166	.262 F	.532	.525	.615
Net realized and unrealized gain (loss)	(.011)	.027	.116 F	.097	(.069)	(.157)
Total from investment operations	.044	.193	.378	.629	.456	.458
Distributions from net investment income	(.054)	(.203)	(.248)	(.559)	(.526)	(.618)
Net asset value, end of period	$ 9.46	$ 9.47	$ 9.48	$ 9.35	$ 9.28	$ 9.35
Total Return B, C	.46%	2.05%	4.09%	6.98%	5.01%	4.94%
Ratios to Average Net Assets E
Expenses before expense reductions	.27% A	.28%	.28%	.28%	.35%	.35%
Expenses net of voluntary waivers, if any	.27% A	.27%	.27%	.28%	.35%	.35%
Expenses net of all reductions	.27% A	.27%	.27%	.28%	.35%	.35%
Net investment income (loss)	1.16% A	1.78%	2.78% F	5.72%	5.64%	6.51%
Supplemental Data
Net assets, end of period (in millions)	$ 71	$ 74	$ 71	$ 74	$ 81	$ 93
Portfolio turnover rate	98% A	83%	157%	0%	150%	256%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Cash Portfolio and Term Portfolio (the funds) are funds of The North Carolina Capital Management Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the trust are offered exclusively to local government and public authorities of the state of North Carolina. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the Cash Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. The non-interested Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the Cash Portfolio. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) for the Term Portfolio as of period end was as follows:

Unrealized appreciation	$ 88,386	|
Unrealized depreciation	(6,507)
Net unrealized appreciation (depreciation)	81,879

Cost for federal income tax purposes	$ 70,717,251

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee based upon a graduated series of annual rates ranging between .215% and .275% of each fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees. For the period each fund's annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Cash Portfolio	.22%	|
Term Portfolio	.26%

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, FMR pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Distribution and Service fee that is based on a graduated series of rates ranging from .07% to .08% of each fund's average net assets. For the period, FMR paid FDC $1,451,464 and $27,720 on behalf of Cash and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

5. Expense Reductions.

FMR voluntarily agreed to waive a portion of each fund's management fee during the period. The amount of the waiver for each fund was as follows:

Cash Portfolio	$ 107,525
Term Portfolio	$ 517

In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. During the period, these credits reduced expenses by the following amounts:

Term Portfolio	$ 165

6. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the Term Portfolio.

Semiannual Report

Custodian

Wachovia Corporation
Charlotte, NC

Distribution Agent

Capital Management of the Carolinas, L.L.C.
Charlotte, NC

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Transfer Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Assistant Treasurer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	March 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	March 8, 2004
By:	/s/Francis V. Knox, Jr.
Francis V. Knox, Jr.
Assistant Treasurer

Date:	March 5, 2004